Financial and capital management - Capital Management (Details)			12 Months Ended
	Feb. 02, 2022 $ / shares	Feb. 03, 2021 $ / shares	Dec. 31, 2021	Apr. 15, 2022 $ / shares	Dec. 31, 2020	Feb. 05, 2020 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			3.18		2.93
Exceeded limit in internal net debt leverage ratio			0.68
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			3.18		2.93
Adjusted EBITDA to adjusted net interest expense ratio			8.77		8.32
Approved increase in annual dividend		5.10%
Dividends paid, ordinary shares per share		$ 3.50				$ 3.33
Percentage of preferred shares included in debt leverage calculation			50.00%
Percentage of preferred shares included in adjusted EBITDA to net interest ratio			50.00%
Major ordinary share transactions [member]
Summary Of Key Ratios [Abstract]
Approved increase in annual dividend	5.10%
Dividends paid, ordinary shares per share	$ 3.68	$ 3.50
Major ordinary share transactions [member] | Forecast
Summary Of Key Ratios [Abstract]
Dividends paid, ordinary shares per share				$ 0.92
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.0		2.0
Target adjusted EBITDA to net interest expense ratio			7.5
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.0		2.0
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.5		2.5
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.5		2.5